Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.3%
Security	Principal Amount (000's omitted)	Value
Education — 1.1%
Chapman University, 1.76%, 4/1/28	$3,070	$ 2,702,511
Grand Canyon University, 4.125%, 10/1/24	4,750	4,541,000
		$ 7,243,511
Hospital — 0.1%
Little Co. of Mary Hospital of Indiana, Inc.:
1.249%, 11/1/22	$100	$ 99,344
1.399%, 11/1/23	125	120,966
1.581%, 11/1/24	360	340,504
1.973%, 11/1/25	325	304,144
		$ 864,958
Other — 0.1%
YMCA of Greater New York, 2.303%, 8/1/26	$430	$ 394,097
		$ 394,097
Total Corporate Bonds (identified cost $8,947,226)		$ 8,502,566

Tax-Exempt Municipal Obligations — 95.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.3%
Delaware Valley Regional Finance Authority, PA:
1.44%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	$4,900	$ 4,895,345
2.00%, 10/1/29	55	49,546
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,259,500
		$ 8,204,391
Education — 3.5%
Alexandria Industrial Development Authority, VA, (Episcopal High School), 4.00%, 1/1/32	$370	$ 390,087
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 1.347%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	2,000	1,931,240
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	100	102,195
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	409,540
Security	Principal Amount (000's omitted)	Value
Education (continued)
Houston Higher Education Finance Corp., TX, (St. John's School), Prerefunded to 9/1/22, 5.00%, 9/1/25	$1,000	$ 1,005,620
Illinois Finance Authority, (Midwestern University Foundation), (AMT), 5.00%, 7/1/26	240	259,716
Indiana Finance Authority, (Valparaiso University):
5.00%, 10/1/22	200	201,424
5.00%, 10/1/23	200	206,178
Kentucky Bond Development Corp., (Transylvania University), 3.00%, 3/1/24	165	167,104
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,122,440
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 1.14%, (SIFMA + 0.23%), 12/1/26 (Put Date), 12/1/42(1)	2,100	2,058,672
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
5.00%, 4/1/25	175	187,296
5.00%, 4/1/26	180	196,222
Rhode Island Health and Educational Building Corp., (St. George's School), 5.00%, 10/1/30	910	1,050,331
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	503,740
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/31	1,795	1,970,569
University of Connecticut, 5.00%, 5/1/27	1,850	2,062,953
University of North Carolina at Chapel Hill, 1.67%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(1)	6,300	6,246,072
		$ 23,071,399
Electric Utilities — 5.4%
Arkansas River Power Authority, CO, 5.00%, 10/1/30	$1,000	$ 1,064,140
Delaware Municipal Electric Corp., (Beasley Power Station), 5.00%, 7/1/22	310	310,000
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41	4,000	3,896,400
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,011,250
Long Island Power Authority, NY, Electric System Revenue, Series 2015C, 1.493%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,000	9,998,800
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/25	4,480	4,855,917
Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,170,660
Philadelphia, PA, Gas Works Revenue, (SPA: TD Bank, N.A.), 0.67%, 9/1/34(2)	2,500	2,500,000

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Sacramento Municipal Utility District, CA, 5.00% to 10/17/23 (Put Date), 8/15/49	$6,000	$ 6,142,740
San Antonio, TX, Electric and Gas Systems Revenue, 5.00%, 2/1/24	1,500	1,572,765
		$ 35,522,672
Escrowed/Prerefunded — 2.1%
Beaverton School District No. 48J, OR, Prerefunded to 6/15/24, 5.00%, 6/15/30	$1,150	$ 1,217,298
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	1,000	1,032,210
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Escrowed to Maturity, 5.00%, 5/1/23	340	349,296
Louisiana, Highway Improvement Revenue, Prerefunded to 9/15/24, 5.00%, 6/15/25	750	793,590
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University):
4.00%, 4/1/25	360	376,970
4.00%, 4/1/26	375	397,271
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/24, 4.00%, 6/15/28	5,000	5,193,700
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/27	2,500	2,529,200
Pittsburgh, PA, Prerefunded to 9/1/22, 5.00%, 9/1/26	1,000	1,005,860
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 4.125%, 8/1/47	975	986,144
		$ 13,881,539
General Obligations — 25.6%
Bartow County School District, GA, 5.00%, 10/1/23	$1,550	$ 1,611,427
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	1,000	1,080,770
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,175,834
Bingham and Bonneville Counties Joint School District No. 93, ID, Prerefunded to 9/15/22, 5.00%, 9/15/25	630	634,612
California:
5.00%, 4/1/26	3,750	4,126,012
5.00%, 12/1/28	4,000	4,589,400
5.00%, 4/1/35	2,000	2,230,660
Cedar Rapids, IA:
5.00%, 6/1/23	2,500	2,571,975
5.00%, 6/1/24	1,000	1,053,890
5.00%, 6/1/26	1,090	1,196,766
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Clark County School District, NV, 5.00%, 6/15/27	$3,040	$ 3,298,795
Collin County Community College District, TX, 5.00%, 8/15/26	1,000	1,106,630
Columbus, OH, 5.00%, 4/1/24	2,500	2,633,775
Cook County School District No. 63, IL:
5.00%, 12/1/28	2,595	2,922,982
5.00%, 12/1/29	2,725	3,055,052
Detroit, MI:
5.00%, 4/1/23	135	137,434
5.00%, 4/1/24	150	155,409
5.00%, 4/1/25	150	157,278
Erie Industrial Development Authority, NY, (School District Buffalo Project), 5.00%, 5/1/24	2,000	2,104,460
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.00% to 8/1/23 (Put Date), 8/1/52	3,000	3,028,530
5.00%, 8/15/24	1,400	1,485,722
5.00%, 8/15/25	2,500	2,709,900
Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,004,220
Grapevine-Colleyville Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/28	6,000	6,462,420
Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,379,019
Hennepin County, MN, (SPA: TD Bank, N.A.), 0.90%, 12/1/38(2)	7,650	7,650,000
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	3,700	3,768,820
Illinois:
5.00%, 2/1/23	5,000	5,075,200
5.00%, 2/1/25	4,000	4,200,240
5.00%, 3/1/25	3,250	3,415,912
5.00%, 11/1/25	1,500	1,588,740
5.00%, 11/1/26	5,000	5,356,700
5.50%, 5/1/30	500	553,100
Johnson City, TN, 5.00%, 3/1/24	2,165	2,272,709
Kansas City, MO, 5.00%, 2/1/27	1,265	1,322,342
Leander, TX:
5.00%, 8/15/24	1,100	1,165,714
5.00%, 8/15/25	1,050	1,135,187
Los Angeles, CA, 4.00%, 6/29/23(3)	5,000	5,096,800
Los Fresnos Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	500	519,580
Louisville/Jefferson County Metro Government, KY, 5.00%, 4/1/25	3,730	4,018,851
Madison County, TN, 5.00%, 5/1/24	1,115	1,175,500
Millcreek Township School District, PA, 5.00%, 9/15/25	500	519,255

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Monroe Township, NJ:
4.00%, 1/15/27	$1,040	$ 1,107,725
4.00%, 1/15/28	420	449,778
Montgomery County, TN, 5.00%, 4/1/24	6,225	6,550,443
Mount Clemens Community School District, MI, 5.00%, 5/1/26	2,465	2,677,877
Muscogee County School District, GA, 5.00%, 10/1/25	5,385	5,863,134
New York, NY:
5.00%, 8/1/24	2,000	2,092,240
(SPA: Barclays Bank PLC), 0.62%, 10/1/46(4)	900	900,000
Ocean City, NJ:
2.00%, 10/15/31	745	639,866
2.00%, 10/15/32	3,065	2,553,635
2.25%, 9/15/32	610	529,053
Oshkosh Area School District, WI, 7.25%, 3/1/23	3,000	3,106,830
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	3,120	3,351,192
Portland Community College District, OR:
5.00%, 6/15/28	1,000	1,094,760
5.00%, 6/15/29	2,550	2,786,614
Puerto Rico, 5.625%, 7/1/27	1,000	1,065,150
Salem-Keizer School District No. 24J, OR:
0.00%, 6/15/23	13,010	12,761,119
5.00%, 6/15/27	1,275	1,431,608
Seattle, WA, 4.00%, 9/1/24	6,390	6,670,968
Suffolk County, NY, 5.00%, 6/15/27	2,175	2,417,469
Texas, 5.00%, 8/1/36	1,000	1,066,190
Tualatin Hills Park and Recreation District, OR, Green Bonds, 5.00%, 6/1/24	2,280	2,406,814
Tulsa County Independent School District No. 5, OK, 4.00%, 5/1/25	3,500	3,665,830
		$166,935,917
Hospital — 10.4%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron):
5.00%, 11/15/24	$1,240	$ 1,312,800
5.00%, 11/15/27	1,175	1,288,681
Albemarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 0.62%, 10/1/48(4)	3,000	3,000,000
Allegheny County Hospital Development Authority, PA, (UPMC), 1.33%, (SIFMA + 0.42), 11/15/24(1)	2,000	1,990,460
Arizona Health Facilities Authority, (Banner Health), 1.16%, (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(1)	1,200	1,167,480
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Batesville Public Facilities Board, AR, (White River Health System, Inc.), 5.00%, 6/1/23	$795	$ 812,021
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/24	200	202,920
Berks County Municipal Authority, PA, (Tower Health):
5.00%, 2/1/24	500	509,025
5.00% to 2/1/25 (Put Date), 2/1/40	3,000	2,983,530
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	186,756
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 5.00%, 8/1/30	1,010	1,078,599
DuBois Hospital Authority, PA, (Penn Highlands Healthcare):
5.00%, 7/15/27	325	351,455
5.00%, 7/15/29	350	382,207
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	672,880
Halifax Hospital Medical Center, FL:
5.00%, 6/1/24	325	339,654
5.00%, 6/1/25	1,380	1,459,447
Hamilton County, OH, (Cincinnati Children's Hospital Medical Center), 5.00%, 5/15/24	1,250	1,320,138
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	473,970
Illinois Finance Authority, (Presence Health Network):
5.00%, 2/15/23	1,000	1,019,870
5.00%, 2/15/24	500	523,100
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	410	401,923
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00% to 10/1/26 (Put Date), 10/1/47	5,000	5,337,900
Monroe County Industrial Development Corp., NY, (Rochester Regional Health), 5.00%, 12/1/28	500	535,390
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	4,000	4,272,120
New Jersey Economic Development Authority, (Cooper Health System), (SPA: TD Bank, N.A.), 0.89%, 11/1/38(2)	16,900	16,900,000
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/27(5)	1,200	1,292,424
Series 2017, 5.00%, 12/1/26(5)	1,500	1,624,125
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,036,000

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	$2,650	$ 2,768,508
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 5.00% to 10/1/25 (Put Date), 12/1/48	1,500	1,622,415
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group):
5.00%, 12/1/22	500	504,595
5.00%, 12/1/23	250	256,330
5.00%, 12/1/24	285	295,166
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), (LOC: TD Bank N.A.), 0.91%, 6/1/34(2)	4,945	4,945,000
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 1.09%, (SIFMA + 0.18%), 7/1/26 (Put Date), 8/15/54(1)	4,000	4,000,000
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,286,654
		$ 68,153,543
Housing — 0.8%
New York City Housing Development Corp., NY, 0.90% to 1/1/26 (Put Date), 11/1/60	$3,500	$ 3,244,605
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/32	365	373,640
5.00%, 7/1/33	300	306,921
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	500	521,370
Sandoval County, NM, MFMR, 6.00%, 5/1/32(5)	465	465,209
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(6)	95	95,000
		$ 5,006,745
Industrial Development Revenue — 4.4%
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 2.10% to 9/1/22 (Put Date), 10/1/45(7)	$3,000	$ 2,999,850
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(5)	1,880	1,912,749
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(5)	860	759,690
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(5)	435	378,076
Pennsylvania Economic Development Financing Authority, (Republic Services, Inc.), (AMT), 2.00% to 7/15/22 (Put Date), 4/1/34(7)	2,500	2,499,950
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	$3,000	$ 3,076,110
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	964,530
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,207,662
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	4,500	4,503,780
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,077,300
		$ 28,379,697
Insured - Education — 1.6%
Atlantic County Improvement Authority, NJ, (Stockton University Atlantic City Campus Phase II):
(AGM), 5.00%, 7/1/24	$100	$ 105,110
(AGM), 5.00%, 7/1/25	100	106,920
(AGM), 5.00%, 7/1/26	100	108,451
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	345	352,601
New Jersey Educational Facilities Authority, (William Paterson University):
(AGM), 5.00%, 7/1/25	110	117,547
(AGM), 5.00%, 7/1/27	150	165,141
(AGM), 5.00%, 7/1/28	65	72,079
New York Dormitory Authority, (Northwell Health Obligation Group), (BAM), 5.00%, 10/1/25	2,975	3,222,609
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,150,000
Northern Illinois University, (BAM), 5.00%, 4/1/30	850	951,405
		$ 10,351,863
Insured - Electric Utilities — 0.4%
Brownsville, TX, Utility System Revenue, (AGM), 5.00%, 9/1/29	$875	$ 992,810
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,221,231
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/23	160	160,347
(NPFG), 5.00%, 7/1/24	115	115,250
(NPFG), Series SS, 5.00%, 7/1/25	300	300,651
		$ 2,790,289
Insured - Escrowed/Prerefunded — 0.5%
Bolingbrook, IL, (AGM), Escrowed to Maturity, 5.00%, 1/1/23	$875	$ 889,989

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded (continued)
Louisiana Energy & Power Authority, (AGM), Prerefunded to 6/1/23, 5.25%, 6/1/25	$1,125	$ 1,160,516
North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,002,800
		$ 3,053,305
Insured - General Obligations — 4.8%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$ 271,588
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	125	127,066
Cambria County, PA:
(AGM), 4.00%, 8/1/33	500	515,165
(BAM), 5.00%, 8/1/22	1,850	1,854,847
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/28	400	421,864
Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	3,075	3,175,183
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,278,148
McHenry County Community Unit School District No. 12, IL:
(AGM), 5.00%, 1/1/23	940	954,617
(AGM), 5.00%, 1/1/24	1,165	1,212,893
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,012,650
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,994,150
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/31	910	1,028,873
Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,904,500
Will and Cook Counties Community High School District No. 210, IL, (AGM), 4.00%, 1/1/34	650	661,096
Yonkers, NY, (BAM), 5.00%, 9/1/22	1,000	1,005,510
		$ 31,418,150
Insured - Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 267,050
Massachusetts Development Finance Agency, (Wellforce), (AGM), 5.00%, 10/1/26	360	389,966
		$ 657,016
Insured - Special Tax Revenue — 1.1%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$ 1,121,470
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	$4,750	$ 5,315,630
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,001,130
		$ 7,438,230
Insured - Transportation — 0.3%
Puerto Rico Highway and Transportation Authority:
(AGC), 5.25%, 7/1/41	$1,000	$ 1,009,920
(AGC), 5.25%, 7/1/41	1,000	1,009,920
		$ 2,019,840
Insured - Water and Sewer — 1.0%
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	$5,000	$ 5,157,550
Pittsburgh Water and Sewer Authority, PA, (AGM), 1.56%, (SIFMA + 0.65%), 12/1/23 (Put Date), 9/1/40(1)	500	500,290
West Harris County Regional Water Authority, TX, (BAM), 4.00%, 12/15/32	500	533,430
		$ 6,191,270
Lease Revenue/Certificates of Participation — 2.8%
Burke County, NC, Limited Obligation Bonds:
5.00%, 4/1/28	$250	$ 277,593
5.00%, 4/1/29	250	275,813
California State Public Works Board, 5.00%, 11/1/26	2,725	2,831,956
Crown Point Multi-School Building Corp., IN, 5.00%, 7/15/27	1,000	1,112,790
Gwinnett County Water and Sewerage Authority, GA, 4.00%, 8/1/25	2,620	2,765,043
Manassas Park Economic Development Authority, VA:
5.00%, 12/15/26	225	248,177
5.00%, 12/15/27	190	212,270
North Carolina, Limited Obligation Bonds:
4.00%, 5/1/24	2,220	2,302,939
5.00%, 5/1/25	2,000	2,158,240
Riverside County, CA, Tax and Revenue Anticipation Notes, 5.00%, 6/30/23	6,000	6,174,780
		$ 18,359,601
Other Revenue — 3.2%
Black Belt Energy Gas District, AL, 1.28%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(1)	$5,000	$ 4,777,950
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,042,320

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 1.26%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	$1,050	$ 1,037,610
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	1,200	216,000
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/26	4,500	4,957,200
Jacksonville, FL, Special Revenue, 5.00%, 10/1/25(3)	1,500	1,624,650
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(5)	1,035	1,106,384
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00%, 12/1/25	1,000	1,017,670
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 1.571%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	2,000	1,981,520
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	755,655
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	195	195,060
Will and Kankakee Counties Community Unit School District No. 255-U, IL:
5.00%, 6/1/23	675	694,494
5.00%, 6/1/24	590	619,984
5.00%, 6/1/25	1,000	1,072,290
		$ 21,098,787
Senior Living/Life Care — 3.6%
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(5)	$500	$ 465,250
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/26(5)	830	798,950
4.00%, 4/1/27(5)	765	726,520
4.00%, 4/1/29(5)	935	861,303
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,793,407
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 1.61%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(1)	435	420,310
Illinois Finance Authority, (Smith Crossing):
4.00%, 10/15/22	160	159,997
4.00%, 10/15/23	210	209,807
4.00%, 10/15/24	215	213,740
4.00%, 10/15/25	300	296,628
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/26	435	425,700
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
James City County Economic Development Authority, VA, (Williamsburg Landing): (continued)
4.00%, 12/1/27	$440	$ 425,634
4.00%, 12/1/28	455	435,353
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.):
5.00%, 8/1/22	550	550,698
5.00%, 8/1/23	705	717,055
5.00%, 8/1/24	480	498,058
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
4.25%, 1/1/33	2,105	2,000,424
5.00%, 1/1/30	1,265	1,282,735
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26(3)	2,000	2,000,857
4.50%, 10/1/26(3)	2,000	2,000,842
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	1,435	1,437,353
Public Finance Authority, WI, (SearStone CCRC), 2.25%, 6/1/27(5)	1,500	1,355,340
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/22	210	210,284
4.00%, 12/1/23	220	219,754
4.00%, 12/1/27	355	343,739
4.00%, 12/1/28	370	353,435
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(5)	2,795	2,680,768
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/23	140	141,512
4.00%, 11/15/25	115	117,096
4.00%, 11/15/26	125	127,098
4.00%, 11/15/27	130	131,812
4.00%, 11/15/28	110	111,042
		$ 23,512,501
Special Tax Revenue — 4.7%
Baltimore, MD, (Harbor Point):
3.05%, 6/1/28(5)	$190	$ 173,514
3.15%, 6/1/29(5)	200	180,830
3.20%, 6/1/30(5)	200	177,908
Bullhead, AZ, Excise Taxes Revenue:
0.95%, 7/1/26	250	227,595
1.15%, 7/1/27	375	336,019
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,051,669
Jefferson County, AL, 5.00%, 9/15/26	3,200	3,523,968

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	$1,000	$ 1,007,970
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,533,675
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	280	0
5.75%, 5/1/38	325	327,418
New York Dormitory Authority, Sales Tax Revenue:
(AMT), 5.00%, 3/15/24	1,405	1,472,594
(AMT), 5.00%, 3/15/25	1,470	1,575,472
(AMT), 5.00%, 3/15/26	1,545	1,689,226
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/25	6,350	6,613,080
Queen Creek, AZ, Excise Tax & State Shared Revenue, 5.00%, 8/1/24	2,180	2,312,260
Saint Clair County Highway Revenue, IL:
Escrowed to Maturity, 4.00%, 1/1/23	310	313,804
Prerefunded to 1/1/23, 4.00%, 1/1/24	360	364,385
Sales Tax Securitization Corp., IL, Series 2018C, 5.00%, 1/1/29	1,525	1,690,020
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,026,690
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(6)	276	148,810
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), Prerefunded to 7/1/23, 5.00%, 7/1/25	2,815	2,901,449
		$ 30,648,356
Student Loan — 1.2%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 5.00%, 11/15/22	$125	$ 126,541
(AMT), 5.00%, 11/15/23	230	239,249
(AMT), 5.00%, 11/15/24	300	315,423
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/29	1,575	1,726,373
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	2,755	2,731,445
(AMT), 3.625%, 7/1/38	1,500	1,406,865
(AMT), 5.00%, 7/1/24	1,000	1,046,530
		$ 7,592,426
Transportation — 14.0%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 1.21%, (SIFMA + 0.30%), 4/1/27 (Put Date), 4/1/56(1)	$5,000	$ 4,835,950
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/26	$1,000	$ 1,098,400
Chicago, IL, (Midway International Airport):
(AMT), 5.00%, 1/1/25	4,000	4,127,320
(AMT), 5.00%, 1/1/26	3,500	3,715,460
Chicago, IL, (O'Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,318,616
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/25	6,125	6,612,979
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 12/1/26	2,500	2,714,400
(AMT), 5.00%, 12/1/27	2,000	2,191,240
Florida Department of Transportation, 5.00%, 7/1/26	2,000	2,204,820
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	2,400	2,439,912
Greater Orlando Aviation Authority, FL, 5.00%, 10/1/26	5,000	5,447,450
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	2,671,300
Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	3,000	3,078,840
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/25	2,000	2,124,180
Metropolitan Nashville Airport Authority, TN:
(AMT), 5.00%, 7/1/26	885	941,012
(AMT), 5.00%, 7/1/27	1,250	1,320,700
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/25(3)	1,525	1,636,935
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,600	1,675,104
New York Thruway Authority, 5.00%, 1/1/30	2,340	2,484,846
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
(AMT), 5.00%, 12/1/24	1,250	1,305,175
(AMT), 5.00%, 12/1/28	3,000	3,182,520
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger):
(AMT), 5.00%, 11/1/25	1,000	1,005,850
(AMT), 5.00%, 11/1/26	890	894,806
Pennsylvania Turnpike Commission:
5.00%, 12/1/22	1,000	1,013,730
5.00%, 12/1/37	2,850	3,075,235
Philadelphia, PA, Airport Revenue, 5.00%, 7/1/25	1,545	1,657,909
Port of New Orleans, LA:
(AMT), 5.00%, 4/1/26	485	517,961
(AMT), 5.00%, 4/1/28	485	522,917
Port of Seattle, WA:
(AMT), 5.00%, 8/1/24	2,495	2,610,044
(AMT), 5.00%, 4/1/26	1,675	1,756,288
(AMT), 5.00%, 4/1/27	1,000	1,085,980

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/25	$1,000	$ 1,066,530
(AMT), 5.00%, 7/1/29	3,365	3,722,262
South Jersey Transportation Authority, NJ:
5.00%, 11/1/22	155	156,851
5.00%, 11/1/24	395	411,317
Triborough Bridge and Tunnel Authority, NY, 5.00%, 5/15/26(3)	9,000	9,830,700
Virginia Commonwealth Transportation Board:
5.00%, 5/15/24	1,725	1,822,428
5.00%, 5/15/24	2,845	3,005,685
		$ 91,283,652
Water and Sewer — 2.5%
Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$ 1,009,520
Great Lakes Water Authority, MI:
5.00%, 7/1/24	150	157,785
5.00%, 7/1/25	100	107,308
5.00%, 7/1/26	300	327,609
5.00%, 7/1/27	300	332,937
5.00%, 7/1/28	220	246,779
5.00%, 7/1/29	460	521,732
Hollywood, FL, Water and Sewer Revenue:
5.00%, 10/1/30	290	337,957
5.00%, 10/1/31	325	376,519
Joliet, IL, Waterworks and Sewerage Revenue, 5.00%, 1/1/24	2,000	2,076,840
Metropolitan Water District of Southern California, 1.05%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(1)	3,250	3,242,590
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/27	2,500	2,729,275
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/26	3,500	3,871,910
Portland, OR, Sewer System Revenue, 5.00%, 5/1/28	1,000	1,093,220
		$ 16,431,981
Total Tax-Exempt Municipal Obligations (identified cost $627,076,719)		$622,003,170

Taxable Municipal Obligations — 4.3%
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.5%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	$3,515	$ 3,559,535
		$ 3,559,535
General Obligations — 0.7%
Chicago, IL, 7.75%, 1/1/42	$2,650	$ 2,839,872
Detroit, MI, 2.711%, 4/1/26	700	651,343
Homewood, AL, 2.00%, 9/1/26	625	587,644
Mill Valley School District, CA, 1.30%, 8/1/22	80	79,971
Nashua, NH, 1.40%, 1/15/33	375	293,269
		$ 4,452,099
Hospital — 0.4%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,380	$ 1,311,649
Middleburg Heights, OH, (Southwest General Health Center):
1.949%, 8/1/22	500	499,875
2.025%, 8/1/23	615	605,750
		$ 2,417,274
Insured - General Obligations — 0.1%
Valley View School District, PA, (BAM), 1.55%, 5/15/24	$250	$ 242,215
Westland, MI, (BAM), 1.734%, 11/1/31	400	331,600
		$ 573,815
Insured - Transportation — 0.3%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$2,035	$ 1,837,524
		$ 1,837,524
Other Revenue — 0.7%
Golden State Tobacco Securitization Corp., CA, 1.337%, 6/1/23	$4,560	$ 4,472,858
		$ 4,472,858
Senior Living/Life Care — 0.9%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$285	$ 277,128
Indiana Finance Authority, (BHI Senior Living), 2.45%, 11/15/25	355	330,534

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group):
2.38%, 11/15/22	$360	$ 359,111
2.60%, 11/15/24	4,000	3,869,880
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 1.25%, 6/1/26	1,310	1,213,872
		$ 6,050,525
Special Tax Revenue — 0.2%
American Samoa Economic Development Authority, 2.47%, 9/1/24(5)	$525	$ 511,922
Illinois, Sales Tax Revenue, 2.159%, 6/15/29	1,000	860,740
		$ 1,372,662
Student Loan — 0.5%
Massachusetts Educational Financing Authority:
2.305%, 7/1/29	$2,000	$ 1,766,620
3.875%, 7/1/23	1,100	1,104,851
Rhode Island Student Loan Authority, 2.373%, 12/1/28	400	357,200
		$ 3,228,671
Total Taxable Municipal Obligations (identified cost $29,180,529)		$ 27,964,963
Total Investments — 100.9% (identified cost $665,204,474)		$658,470,699
Other Assets, Less Liabilities — (0.9)%		$ (5,969,245)
Net Assets — 100.0%		$652,501,454
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2022.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2022.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $15,470,964 or 2.4% of the Fund's net assets.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(7)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at June 30, 2022.
At June 30, 2022, the concentration of the Fund's investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	10.7%
Others, representing less than 10% individually	88.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2022, 10.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.1% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LIBOR	– London Interbank Offered Rate
Liq	– Liquidity Provider
LOC	– Letter of Credit
MFMR	– Multi-Family Mortgage Revenue
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
Currency Abbreviations:
USD	– United States Dollar

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 8,502,566	$ —	$ 8,502,566
Tax-Exempt Municipal Obligations	—	622,003,170	—	622,003,170
Taxable Municipal Obligations	—	27,964,963	—	27,964,963
Total Investments	$ —	$658,470,699	$ —	$658,470,699
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.